UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	4/30/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Jennison Equity Income Fund

Fund Type Equity income Objective Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Equity Income Fund

Prudential Jennison Equity Income Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.95%; Class Q, 0.87%; Class R, 1.45%; Class X, 1.95%; Class Z, 0.95%. Net operating expenses: Class A, 1.20%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.95%; Class Q, 0.87%; Class R, 1.45%; Class X, 1.95%; Class Z, 0.95%, after contractual reduction through 2/29/2012.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	14.87%	23.31%	46.29%	N/A	71.36% (4/12/04)
Class B	14.51	22.43	40.95	N/A	62.15 (4/12/04)
Class C	14.45	22.49	40.95	55.95%	—
Class L	14.77	23.01	44.36	63.72	—
Class M	14.52	22.45	40.86	55.83	—
Class Q	N/A	N/A	N/A	N/A	8.86 (1/18/11)
Class R	N/A	N/A	N/A	N/A	8.78 (1/18/11)
Class X	14.47	22.40	41.27	56.32	—
Class Z	15.11	23.71	N/A	N/A	33.97 (8/25/08)
Lipper Equity Income Funds Index	16.31	17.12	13.40	46.69	—
S&P 500 Index	16.35	17.24	15.67	32.12	—
Lipper Average	15.56	18.28	20.22	58.02	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		13.40%	6.33%	N/A	6.59% (4/12/04)
Class B		14.11	6.61	N/A	6.63 (4/12/04)
Class C		18.16	6.75	5.09%	—
Class L		12.78	5.99	4.98	—
Class M		13.13	6.46	5.09	—
Class Q		N/A	N/A	N/A	N/A (1/18/11)
Class R		N/A	N/A	N/A	N/A (1/18/11)
Class X		13.07	6.36	5.12	—
Class Z		20.39	N/A	N/A	10.33 (8/25/08)
Lipper Equity Income Funds Index		14.93	2.34	4.10	—
S&P 500 Index		15.66	2.63	3.29	—
Lipper Average		16.55	3.46	4.68	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. Class L, Class M, and Class X shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Q, Class R, and Class Z shares are not subject to a sales charge. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%. Class R shares are subject to a 12b-1 fee of 0.75%. Class Q and Class Z shares are not subject to a 12b-1 fee. Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened. Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower.

Benchmark Definitions

Standard & Poor’s 500 Composite Stock Price Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are 39.71% for Class A and Class B; 6.53% for Class Q and Class R; and 12.86% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 4.46% for Class A and Class B; and 3.62% for Class Z. Class Q and Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Equity Income Funds Index

Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are 42.08% for Class A and Class B; 6.93% for Class Q and Class R; and 13.23% for Class Z. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 4.67% for Class A and Class B; and 3.64% for Class Z. Class Q and Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Equity Income Funds Average

Funds in the Lipper Equity Income Funds Average (Lipper Average) seek relatively high current income and growth of income through investing 60% or more of their portfolio in dividend-paying equity securities. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/11 are 51.32% for Class A and Class B; 7.19% for Class Q and Class R; and 14.73% for Class Z. Lipper Average Closest Month-End to Inception

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

average annual total returns as of 3/31/11 are 5.53% for Class A and Class B; and 4.21% for Class Z. Class Q and Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/11
Boeing Co. (The), Aerospace & Defense	2.9%
United Parcel Service, Inc. (Class B Stock), Air Freight & Logistics	2.7
Oracle Corp., Software	2.6
Citigroup, Inc., CVT, 7.50%, Diversified Financial Services	2.4
International Power PLC (United Kingdom), Independent Power Producers & Energy Traders	2.2

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Equity Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,148.70	1.20%	$6.39
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class B	Actual	$1,000.00	$1,145.10	1.95%	$10.37
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class C	Actual	$1,000.00	$1,144.50	1.95%	$10.37
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class L	Actual	$1,000.00	$1,147.70	1.45%	$7.72
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

Class M	Actual	$1,000.00	$1,145.20	1.95%	$10.37
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class Q	Actual**	$1,000.00	$1,088.60	0.87%	$2.56
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Class R	Actual**	$1,000.00	$1,087.80	1.45%	$4.27
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

Class X	Actual	$1,000.00	$1,144.70	1.95%	$10.37
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class Z	Actual	$1,000.00	$1,151.10	0.95%	$5.07
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

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* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 103 day period ended April 30, 2011 due to the Class’s inception date of January 18, 2011.

Prudential Jennison Equity Income Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value (Note 2)

LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS 88.4%

Aerospace & Defense 2.9%
629,647	Boeing Co. (The)	$50,233,238

Air Freight & Logistics 2.7%
626,179	United Parcel Service, Inc. (Class B Stock)	46,944,640

Auto Components 3.0%
757,795	Faurecia (France)*	31,259,114
411,833	Lear Corp.	21,061,139

		52,320,253

Automobiles 1.5%
282,949	Bayerische Motoren Werke AG (Germany)	26,683,497

Chemicals 2.8%
395,045	E.I. du Pont de Nemours & Co.	22,434,605
377,449	Monsanto Co.	25,681,630

		48,116,235

Commercial Services & Supplies 1.6%
950,614	IESI-BFC Ltd. (NYSE) (Canada)	24,088,559
144,700	IESI-BFC Ltd. (TSX) (Canada)	3,671,983

		27,760,542

Communications Equipment 1.8%
532,546	QUALCOMM, Inc.	30,269,915

Computers & Peripherals 2.8%
722,659	EMC Corp.*	20,480,156
534,619	NetApp, Inc.*(a)	27,789,496

		48,269,652

Diversified Financial Services 2.3%
820,830	JPMorgan Chase & Co.	37,454,473
100,000	TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 12/14/07)(b)(d)(f)	1,873,120

		39,327,593

Diversified Telecommunication Services 8.1%
1,375,823	Alaska Communications Systems Group, Inc.(a)	13,304,209

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
495,979	AT&T, Inc.	$15,434,867
578,508	CenturyLink, Inc.	23,591,556
1,523,200	City Telecom HK Ltd., ADR (Hong Kong)	22,893,696
1,842,687	Deutsche Telekom AG (Germany)	30,609,101
3,731,886	Frontier Communications Corp.	30,862,697
202,498	Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS	3,626,739

		140,322,865

Electric Utilities 1.4%
1,089,382	Scottish & Southern Energy PLC (United Kingdom)	24,710,709

Electrical Equipment 0.2%
96,221	Woodward, Inc.	3,564,988

Food Products 6.0%
1,286,354	B&G Foods, Inc.	23,257,280
289,220	Bunge Ltd. (Bermuda)	21,818,757
187,518	J.M. Smucker Co. (The)	14,076,976
646,112	Kraft Foods, Inc. (Class A Stock)	21,696,441
2,236,655	Tate & Lyle PLC (United Kingdom)	22,173,027

		103,022,481

Gas Utilities 1.0%
238,951	ONEOK, Inc.	16,712,233

Hotels, Restaurants & Leisure 1.3%
433,225	Yum! Brands, Inc.	23,238,189

Independent Power Producers & Energy Traders 3.3%
6,931,304	International Power PLC (United Kingdom)	38,275,691
1,147,700	Northland Power, Inc. (Canada)	19,396,209

		57,671,900

Industrial Conglomerates 2.1%
253,031	Siemens AG, ADR (Germany)(a)	36,927,344

Leisure Equipment & Products 1.1%
391,116	Hasbro, Inc.	18,319,873

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Machinery 0.2%
308,980	New Flyer Industries, Inc. (One Share of Common Stock and $5.53 Principal amount of 14% subordinated notes), IDS (Canada)	$3,422,407

Media 4.4%
908,409	Cinemark Holdings, Inc.	18,467,955
597,936	Comcast Corp. (Class A Stock)	15,689,841
567,319	Lagardere SCA (France)	24,910,274
937,123	News Corp. (Class A Stock)	16,699,532

		75,767,602

Multi-Utilities 4.6%
1,635,975	CenterPoint Energy, Inc.	30,429,135
578,284	National Grid PLC, ADR (United Kingdom)	29,683,318
967,454	NiSource, Inc.	18,816,980

		78,929,433

Oil, Gas & Consumable Fuels 12.6%
491,204	Baytex Energy Corp. (Canada)	30,334,566
690,785	Bonavista Energy Corp., UTS (Canada)	20,756,769
545,807	Crescent Point Energy Corp. (Canada)	24,782,401
52,200	Crescent Point Energy Corp., 144A (Canada)	2,370,144
579,266	Marathon Oil Corp.	31,303,535
1,150,238	NAL Energy Corp. (Canada)	15,159,824
170,000	NAL Energy Corp., 144A, UTS (Canada)	2,240,554
388,100	Peyto Exploration & Development Corp. (Canada)	8,261,200
156,000	Peyto Exploration & Development Corp., 144A (Canada)	3,320,657
1,557,923	Provident Energy Ltd. (Canada)	14,675,635
579,415	Spectra Energy Corp.	16,826,212
659,544	Targa Resources Corp.(a)	23,097,231
716,716	Williams Cos., Inc. (The)	23,773,470

		216,902,198

Pharmaceuticals 1.4%
1,123,220	Pfizer, Inc.	23,542,691

Real Estate Investment Trusts 6.4%
2,413,805	Chimera Investment Corp.(a)	9,775,910
393,404	Digital Realty Trust, Inc.(a)	23,737,997
1,330,957	First Potomac Realty Trust	21,601,432
299,373	Health Care REIT, Inc.(a)	16,097,286

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
2,644,168	MFA Financial, Inc.	$21,100,461
1,090,619	ProLogis	17,766,184

		110,079,270

Real Estate Management & Development 0.4%
1,114,076	Direcional Engenharia SA, 144A (Brazil)	7,506,487

Road & Rail 1.2%
440,313	J.B. Hunt Transport Services, Inc.	20,994,124

Semiconductors & Semiconductor Equipment 3.3%
1,404,624	Intel Corp.	32,573,231
723,384	Xilinx, Inc.	25,217,166

		57,790,397

Software 3.7%
1,640,802	Activision Blizzard, Inc.	18,688,735
1,255,542	Oracle Corp.	45,262,289

		63,951,024

Tobacco 1.5%
653,411	Altria Group, Inc.	17,537,551
118,786	Philip Morris International, Inc.	8,248,500

		25,786,051

Transportation Infrastructure 1.3%
719,837	CCR SA (Brazil)	22,351,918

Wireless Telecommunication Services 1.5%
623,181	Vivo Participacoes SA, ADR (Brazil)	26,055,198

	TOTAL COMMON STOCKS (cost $1,370,040,794)	1,527,494,947

PREFERRED STOCKS 7.3%

Commercial Banks 0.2%
212,309	National Bank of Greece SA, Series A, 9.00%(a)	3,823,685

Diversified Financial Services 2.4%
313,802	Citigroup, Inc., CVT, 7.50%	40,806,812

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

PREFERRED STOCKS (Continued)

Electric Utilities 0.9%
242,133	Great Plains Energy, Inc., CVT, 12.00%	$15,968,671

Gas & Pipeline Utilities 0.9%
275,000	PPL Corp., CVT, 8.75%	14,767,500

Insurance 1.4%
285,700	Metlife, Inc., CVT, 5.00%	25,010,178

Leisure Equipment & Products 0.7%
46,500	Callaway Golf Co., Series B, 144A, CVT, 7.50%(b)	5,521,875
55,120	Callaway Golf Co., Series B, CVT, 7.50%(b)	6,545,500

		12,067,375

Oil, Gas & Consumable Fuels 0.5%
28,902	Whiting Petroleum Corp., CVT, 6.25%	9,360,491

Real Estate Investment Trusts 0.3%
181,334	DuPont Fabros Redeemable Perpetual, 7.875%	4,544,230

	TOTAL PREFERRED STOCKS (cost $120,602,005)	126,348,942

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#

CONVERTIBLE BONDS 2.4%

Investment Banking & Brokerage 2.4%
GS Dividend Linked Notes, 144A (original cost $7,000,000; purchased 08/06/10)(b)(d)	NR	1.45%	01/04/13	$7,000	8,530,193
GS Rackspace Hosting, 144A	NR	10.10	10/14/11	52,300	23,178,497
GS Whiting Petroleum, 144A	NR	5.15	10/11/11	135	9,475,009

TOTAL CONVERTIBLE BONDS (cost $39,358,566)					41,183,699

TOTAL LONG-TERM INVESTMENTS (cost $1,530,001,365)					1,695,027,588

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)

SHORT-TERM INVESTMENT 6.5%

AFFILIATED MONEY MARKET MUTUAL FUND
111,318,602	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $111,318,602; includes $68,908,456 of cash collateral for securities on loan)(c)(e)	$111,318,602

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.6% (cost $1,641,319,967; Note 5)	1,806,346,190

OPTIONS WRITTEN*

Notional Amount (000)#

Call Options
$45	QUALCOMM, Inc. expiring 05/21/11, Strike Price $60.00	(10,350)
45	expiring 05/21/11, Strike Price $62.50	(2,250)

	TOTAL OPTIONS WRITTEN (premiums received $174,147)	(12,600)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(f) 104.6% (cost $1,641,145,820; Note 5)	1,806,333,590
	Other liabilities in excess of other assets (4.6)%	(79,289,013)

	NET ASSETS 100.0%	$1,727,044,577

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

IDS—Income Depositary Receipt

NR—Not Rated by Moody’s or Standard & Poor’s

NYSE—New York Stock Exchange

REIT—Real Estate Investment Trust

TSX—Toronto Stock Exchange

UTS—Unit Trust Security

†	The rating reflected as of April 30, 2011. Rating of certain bonds may have changed subsequently to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

See Notes to Financial Statements.

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(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,655,373; cash collateral of $68,908,456 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $9,000,000. The aggregate value of $10,403,313 is approximately 0.6% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.
(f)	As of April 30, 2011, one security representing $1,873,120 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,525,621,827	$—	$1,873,120
Preferred Stocks	126,348,942	—	—
Convertible Bonds	—	41,183,699	—
Options Written	(12,600)	—	—
Affiliated Money Market Mutual Fund	111,318,602	—	—

Total	$1,763,276,771	$41,183,699	$1,873,120

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	13.1%
Diversified Telecommunication Services	8.1
Real Estate Investment Trusts	6.7
Affiliated Money Market Mutual Fund (4.0% represents investments purchased with collateral from securities on loan)	6.5
Food Products	6.0
Diversified Financial Services	4.7
Multi-Utilities	4.6
Media	4.4
Software	3.7
Semiconductors & Semiconductor Equipment	3.3
Independent Power Producers & Energy Traders	3.3
Auto Components	3.0
Aerospace & Defense	2.9
Computers & Peripherals	2.8
Chemicals	2.8
Air Freight & Logistics	2.7
Investment Banking & Brokerage	2.4
Electric Utilities	2.3
Industrial Conglomerates	2.1
Leisure Equipment & Products	1.8
Communications Equipment	1.8
Commercial Services & Supplies	1.6
Automobiles	1.5
Wireless Telecommunication Services	1.5
Tobacco	1.5
Insurance	1.4
Pharmaceuticals	1.4
Hotels, Restaurants & Leisure	1.3
Transportation Infrastructure	1.3
Road & Rail	1.2
Gas Utilities	1.0
Gas & Pipeline Utilities	0.9
Real Estate Management & Development	0.4
Commercial Banks	0.2
Electrical Equipment	0.2
Machinery	0.2

104.6
Options Written	— *
Other liabilities in excess of other assets	(4.6)

100.0%

*	Less than 0.05%.

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Options written, at value	$12,600

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Written Options
Equity contracts	$92,248

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Written Options
Equity contracts	$161,547

For the six months ended April 30, 2011, the average premium received for written options was $58,049.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	17

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value including securities on loan of $66,655,373:	$1,695,027,588
Unaffiliated investments (cost $1,530,001,365)
Affiliated investments (cost $111,318,602)	111,318,602
Cash	2,634,485
Receivable for Fund shares sold	30,018,155
Dividends and interest receivable	4,633,501
Receivable for investments sold	970,633
Prepaid expenses	1,647

Total assets	1,844,604,611

Liabilities
Payable to broker for collateral for securities on loan	68,908,456
Payable for investments purchased	35,228,149
Payable for Fund shares redeemed	11,759,768
Advisory fee payable	1,041,503
Distribution fee payable	527,392
Affiliated transfer agent fee payable	56,767
Accrued expenses	25,399
Options written, at value (premiums received $174,147)	12,600

Total liabilities	117,560,034

Net Assets	$1,727,044,577

Net assets were comprised of:
Common stock, at $.001 par value	$120,458
Paid-in capital in excess of par	1,575,089,740

1,575,210,198
Undistributed net investment income	4,100,504
Accumulated net realized loss on investment and foreign currency transactions	(17,470,225)
Net unrealized appreciation on investments and foreign currencies	165,204,100

Net assets, April 30, 2011	$1,727,044,577

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($842,140,990 ÷ 57,842,817 shares of common stock issued and outstanding)	$14.56
Maximum sales charge (5.5% of offering price)	0.85

Offering price per share	$15.41

Class B:
Net asset value, offering price and redemption price per share ($48,858,317 ÷ 3,535,708 shares of common stock issued and outstanding)	$13.82

Class C:
Net asset value, offering price and redemption price per share ($420,445,835 ÷ 30,492,043 shares of common stock issued and outstanding)	$13.79

Class L:
Net asset value, offering price and redemption price per share ($19,528,596 ÷ 1,351,498 shares of common stock issued and outstanding)	$14.45

Class M:
Net asset value, offering price and redemption price per share ($2,904,318 ÷ 210,374 shares of common stock issued and outstanding)	$13.81

Class Q:
Net asset value, offering price and redemption price per share ($1,089 ÷ 74.8 shares of common stock issued and outstanding)	$14.56

Class R:
Net asset value, offering price and redemption price per share ($1,477,900 ÷ 101,514 shares of common stock issued and outstanding)	$14.56

Class X:
Net asset value, offering price and redemption price per share ($4,005,267 ÷ 290,699 shares of common stock issued and outstanding)	$13.78

Class Z:
Net asset value, offering price and redemption price per share ($387,682,265 ÷ 26,633,095 shares of common stock issued and outstanding)	$14.56

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income	$30,992,493
Unaffiliated interest income	235,728
Affiliated income from securities lending, net	176,977
Affiliated dividend income	55,186
Foreign taxes withheld	(555,462)

Total income	30,904,922

Expenses
Advisory fee	4,476,438
Distribution fee—Class A	700,054
Distribution fee—Class B	152,364
Distribution fee—Class C	1,266,533
Distribution fee—Class L	45,809
Distribution fee—Class M	19,065
Distribution fee—Class R	198
Distribution fee—Class X	22,110
Transfer agent’s fee and expenses (including affiliated expense of $126,000)	424,000
Registration fees	156,000
Custodian’s fees and expenses	72,000
Reports to shareholders	29,000
Legal fees and expenses	13,000
Audit fees	12,000
Directors’ fees	9,000
Insurance fees	3,000
Miscellaneous	3,552

Total expenses	7,404,123

Net investment income	23,500,799

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	26,356,128
Options written	92,248
Foreign currency transactions	(811,691)

25,636,685

Net change in unrealized appreciation on:
Investments	115,945,271
Options written	161,547
Foreign currencies	16,104

116,122,922

Net gain on investments and foreign currencies	141,759,607

Net Increase In Net Assets Resulting From Operations	$165,260,406

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$23,500,799	$8,317,494
Net realized gain on investment and foreign currency transactions	25,636,685	4,675,578
Net change in unrealized appreciation on investments and foreign currencies	116,122,922	44,593,040

Net increase in net assets resulting from operations	165,260,406	57,586,112

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(10,871,776)	(6,563,049)
Class B	(526,244)	(317,393)
Class C	(4,419,217)	(1,906,319)
Class L	(329,134)	(844,391)
Class M	(59,505)	(362,623)
Class Q	(11)	—
Class R	(1,199)	—
Class X	(71,000)	(278,862)
Class Z	(4,844,236)	(575,619)

Total dividends	(21,122,322)	(10,848,256)

Fund share transactions (Note 4)
Net proceeds from shares sold	1,129,050,915	394,173,232
Net asset value of shares issued in reinvestment of dividends and distributions	15,879,602	9,674,929
Cost of shares redeemed	(98,052,812)	(59,552,099)

Increase in net assets from Fund share transactions	1,046,877,705	344,296,062

Capital Contributions (Note 5)
Proceeds from regulatory settlement	—	5,611

Total increase in net assets	1,191,015,789	391,039,529

Net Assets
Beginning of period	536,028,788	144,989,259

End of period(a)	$1,727,044,577	$536,028,788

(a) Includes undistributed net investment income of	$4,100,504	$1,722,027

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2011, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”). The investment objective of the Fund is to seek income and capital appreciation.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by

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events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Options: The Fund wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive

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interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements

(Unaudited) continued

3. Agreements

The Fund has entered into investment management agreements with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLC.

Advisory Fees and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Expense	Effective Advisory Fees Net of Waiver	Fees Limitation
0.85% to $500 million;	0.82%	1.15%
0.80% next $500 million;
0.75% in excess of $1 billion

Such contractual fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Funds are officers or directors of the Manager. The Funds pay no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serve as the distributor of the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, L, M, Q, R, X and Z shares of

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each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Q or Class Z shares.

Under the Plans, the Fund compensate PIMS and ASMI a distribution and service fee at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75% and 1.00% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. Through February 29, 2012, PIMS has contractually agreed to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares respectively.

During the six months ended April 30, 2011, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
$3,949,544	$32,380	$17,163	$25,169	$633	$246

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2011, the Fund incurred approximately $329,400 in total networking fees. These amounts are included in transfer agent fees and expenses in the Statement of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2011, PIM has been compensated approximately $52,300 for these services.

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements

(Unaudited) continued

5. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Under certain limited circumstances, an exchange may be made from Class A, Class B or Class C shares to Class Z shares of the Fund. In addition, under limited circumstances, an exchange may be made from Class Z to Class Q shares of the Fund. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Prudential Investments Funds. Class X shares are closed to new purchases. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 400 million authorized shares have been allocated to the Fund and divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z capital stock. Class A consists of 90 million authorized shares. Class B, Class L, Class M and Class X shares each consist of 10 million authorized shares. Class C consists of 75 million authorized shares. Class Q, Class R and Class Z shares each consist of 65 million authorized shares.

For the year ended October 31, 2010, the Fund received $5,611 related to settlement of regulatory proceedings involving allegations of improper trading. The amounts relating to an affiliate and third party were $2,709 and $2,902, respectively. The total amount is presented in the Fund’s statement of changes in net assets. The Fund was not involved in the proceedings or the calculation of the payment.

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Transactions in shares of capital were as follows:

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	38,475,251	$522,077,919
Shares issued in reinvestment of dividends and distributions	690,566	9,270,096
Shares reacquired	(4,336,312)	(59,359,326)

Net increase (decrease) in shares outstanding before conversion	34,829,505	471,988,689
Shares issued upon conversion from Class B, Class M and Class X	258,464	3,508,532
Shares reacquired upon conversion into Class Z	(1,530,731)	(20,193,606)

Net increase (decrease) in shares outstanding	33,557,238	$455,303,615

Year ended October 31, 2010:
Shares sold	19,212,861	$233,415,430
Shares issued in reinvestment of dividends and distributions	507,305	6,039,148
Shares reacquired	(3,345,082)	(39,318,804)

Net increase (decrease) in shares outstanding before conversion	16,375,084	200,135,774
Shares issued upon conversion from Class B, Class M and Class X	975,962	11,599,063

Net increase (decrease) in shares outstanding	17,351,046	$211,734,837

Class B
Six months ended April 30, 2011:
Shares sold	2,269,927	$29,385,310
Shares issued in reinvestment of dividends and distributions	28,542	364,401
Shares reacquired	(112,636)	(1,454,606)

Net increase (decrease) in shares outstanding before conversion	2,185,833	28,295,105
Shares reacquired upon conversion into Class A	(20,271)	(262,655)

Net increase (decrease) in shares outstanding	2,165,562	$28,032,450

Year ended October 31, 2010:
Shares sold	1,042,501	$12,036,820
Shares issued in reinvestment of dividends and distributions	23,128	261,749
Shares reacquired	(122,446)	(1,376,757)

Net increase (decrease) in shares outstanding before conversion	943,183	10,921,812
Shares reacquired upon conversion into Class A	(14,611)	(165,963)

Net increase (decrease) in shares outstanding	928,572	$10,755,849

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2011:
Shares sold	22,365,219	$287,881,582
Shares issued in reinvestment of dividends and distributions	223,171	2,845,715
Shares reacquired	(851,273)	(11,009,716)

Net increase (decrease) in shares outstanding before conversion	21,737,117	279,717,581
Shares reacquired upon conversion into Class Z	(5,983)	(74,725)

Net increase (decrease) in shares outstanding	21,731,134	$279,642,856

Year ended October 31, 2010:
Shares sold	6,736,938	$78,127,438
Shares issued in reinvestment of dividends and distributions	140,872	1,591,522
Shares reacquired	(769,256)	(8,594,389)

Net increase (decrease) in shares outstanding	6,108,554	$71,124,571

Class L
Six months ended April 30, 2011:
Shares sold	11,664	$159,332
Shares issued in reinvestment of dividends and distributions	24,028	319,517
Shares reacquired	(83,303)	(1,120,695)

Net increase (decrease) in shares outstanding	(47,611)	$(641,846)

Year ended October 31, 2010:
Shares sold	8,644	$99,354
Shares issued in reinvestment of dividends and distributions	69,803	819,919
Shares reacquired	(269,784)	(3,178,990)

Net increase (decrease) in shares outstanding	(191,337)	$(2,259,717)

Class M
Six months ended April 30, 2011:
Shares sold	3,850	$49,865
Shares issued in reinvestment of dividends and distributions	4,340	55,140
Shares reacquired	(27,486)	(353,899)

Net increase (decrease) in shares outstanding before conversion	(19,296)	(248,894)
Shares reacquired upon conversion into Class A	(158,576)	(2,044,029)

Net increase (decrease) in shares outstanding	(177,872)	$(2,292,923)

Year ended October 31, 2010:
Shares sold	9,510	$106,392
Shares issued in reinvestment of dividends and distributions	29,835	334,748
Shares reacquired	(156,847)	(1,754,632)

Net increase (decrease) in shares outstanding before conversion	(117,502)	(1,313,492)
Shares reacquired upon conversion into Class A	(666,114)	(7,520,254)

Net increase (decrease) in shares outstanding	(783,616)	$(8,833,746)

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Class Q	Shares	Amount
Period January 18, 2011* through April 30, 2011:
Shares sold	74	$1,000
Shares issued in reinvestment of dividends and distributions	1	11
Shares reacquired	—	—

Net increase (decrease) in shares outstanding before conversion	75	$1,011

Class R
Period January 18, 2011* through April 30, 2011:
Shares sold	105,248	$1,503,015
Shares issued in reinvestment of dividends and distributions	88	1,199
Shares reacquired	(3,822)	(54,049)

Net increase (decrease) in shares outstanding before conversion	101,514	$1,450,165

Class X
Six months ended April 30, 2011:
Shares sold	1,131	$14,471
Shares issued in reinvestment of dividends and distributions	5,500	69,781
Shares reacquired	(37,639)	(480,880)

Net increase (decrease) in shares outstanding before conversion	(31,008)	(396,628)
Shares reacquired upon conversion into Class A	(93,734)	(1,201,848)

Net increase (decrease) in shares outstanding	(124,742)	$(1,598,476)

Year ended October 31, 2010:
Shares sold	12,798	$143,145
Shares issued in reinvestment of dividends and distributions	24,459	274,244
Shares reacquired	(110,948)	(1,241,284)

Net increase (decrease) in shares outstanding before conversion	(73,691)	(823,895)
Shares reacquired upon conversion into Class A	(347,131)	(3,912,846)

Net increase (decrease) in shares outstanding	(420,822)	$(4,736,741)

Class Z
Six months ended April 30, 2011:
Shares sold	21,186,486	$287,978,421
Shares issued in reinvestment of dividends and distributions	220,032	2,953,742
Shares reacquired	(1,763,165)	(24,219,641)

Net increase (decrease) in shares outstanding before conversion	19,643,353	266,712,522
Shares issued upon conversion from Class A and Class C	1,536,396	20,268,331

Net increase (decrease) in shares outstanding	21,179,749	$286,980,853

Year ended October 31, 2010:
Shares sold	5,765,732	$70,244,653
Shares issued in reinvestment of dividends and distributions	29,320	353,599
Shares reacquired	(350,206)	(4,087,243)

Net increase (decrease) in shares outstanding	5,444,846	$66,511,009

*	Commencement of offering.

Prudential Jennison Equity Income Fund	31

Notes to Financial Statements

(Unaudited) continued

6. Tax Information

For the federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2010 of approximately $42,961,000 of which $16,679,000 expires in 2016 and $26,282,000 expires in 2017. The Fund utilized approximately $4,465,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2010. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 was as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,641,465,435	$182,462,430	$(17,581,675)	$164,880,755

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and partnerships.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short term obligations, during the six months ended April 30, 2011, were $1,370,141,578 and $331,869,306, respectively.

Transactions in options written during the six months ended April 30, 2011, were as follows:

	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2010	—	$—
Written options	180	266,395
Expired options	(90)	(92,248)
Closed options	—

Options outstanding at April 30, 2011	90	$174,147

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these is contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2011.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based

Prudential Jennison Equity Income Fund	33

Notes to Financial Statements

(Unaudited) continued

on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.92		$10.86	$ 8.60	$19.47	$16.45	$13.99
Income from investment operations:
Net investment income	.30		.43	.44	.60	.66	.12
Net realized and unrealized gain (loss) on investments	1.60		2.24	1.93	(6.57)	3.02	2.36
Total from investment operations	1.90		2.67	2.37	(5.97)	3.68	2.48
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.61)	(.11)	(.49)	(.66)	(.02)
Distributions from net realized gains	-		-	-	(4.41)	-	-
Total dividends and distributions	(.26)		(.61)	(.11)	(4.90)	(.66)	(.02)
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$14.56		$12.92	$10.86	$ 8.60	$19.47	$16.45
Total Return(a)	14.87%		25.19%	28.09%	(39.46)%	22.72%	17.74%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$842.1		$313.7	$75.3	$44.7	$59.3	$30.3
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.20%	(d)	1.44%	1.40%	1.41%	1.40%	1.40%
Expenses before advisory fee waiver and expense reimbursement	1.20%	(d)	1.45%	1.66%	1.50%	1.51%	1.49%
Net investment income	4.47%	(d)	3.62%	4.79%	4.75%	3.83%	.78%
For Class A, B, C, L, M, Q, R, X, and Z shares:
Portfolio turnover rate	31%	(e)	49%	63%	66%	143%	36%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.27		$10.30	$ 8.22	$18.85	$15.89	$13.60
Income from investment operations:
Net investment income	.23		.32	.36	.49	.51	.01
Net realized and unrealized gain (loss) on investments	1.53		2.13	1.82	(6.31)	2.91	2.28
Total from investment operations	1.76		2.45	2.18	(5.82)	3.42	2.29
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.48)	(.10)	(.40)	(.46)	-
Distributions from net realized gains	-		-	-	(4.41)	-	-
Total dividends and distributions	(.21)		(.48)	(.10)	(4.81)	(.46)	-
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$13.82		$12.27	$10.30	$ 8.22	$18.85	$15.89
Total Return(a)	14.51%		24.32%	27.03%	(39.89)%	21.76%	16.84%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$48.9		$16.8	$4.6	$3.1	$5.0	$4.1
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.95%	(d)	2.19%	2.15%	2.16%	2.15%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.95%	(d)	2.20%	2.41%	2.24%	2.26%	2.24%
Net investment income	3.64%	(d)	2.85%	4.11%	3.98%	2.95%	.05%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.25		$10.28	$ 8.20	$18.82	$15.87	$13.57
Income from investment operations:
Net investment income	.24		.32	.35	.49	.52	.01
Net realized and unrealized gain (loss) on investments	1.51		2.13	1.83	(6.30)	2.89	2.29
Total from investment operations	1.75		2.45	2.18	(5.81)	3.41	2.30
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.48)	(.10)	(.40)	(.46)	-
Distributions from net realized gains	-		-	-	(4.41)	-	-
Total dividends and distributions	(.21)		(.48)	(.10)	(4.81)	(.46)	-
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$13.79		$12.25	$10.28	$ 8.20	$18.82	$15.87
Total Return(a)	14.45%		24.37%	27.09%	(39.91)%	21.80%	16.95%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$420.4		$107.3	$27.3	$23.2	$46.6	$46.7
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.95%	(d)	2.19%	2.15%	2.16%	2.15%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.95%	(d)	2.20%	2.41%	2.25%	2.26%	2.24%
Net investment income	3.69%	(d)	2.85%	4.13%	3.96%	2.89%	.07%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	37

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.82		$10.77	$ 8.55	$19.38	$16.37	$13.93
Income from investment operations:
Net investment income	.28		.39	.42	.57	.61	.08
Net realized and unrealized gain (loss) on investments	1.59		2.22	1.91	(6.54)	2.99	2.36
Total from investment operations	1.87		2.61	2.33	(5.97)	3.60	2.44
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.56)	(.11)	(.45)	(.59)	-
Distributions from net realized gains	-		-	-	(4.41)	-	-
Total dividends and distributions	(.24)		(.56)	(.11)	(4.86)	(.59)	-
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$14.45		$12.82	$10.77	$ 8.55	$19.38	$16.37
Total Return(a)	14.77%		24.84%	27.73%	(39.63)%	22.43%	17.52%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19.5		$17.9	$17.1	$17.0	$35.5	$38.7
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.45%	(d)	1.69%	1.65%	1.66%	1.65%	1.65%
Expenses before advisory fee waiver and expense reimbursement	1.45%	(d)	1.70%	1.91%	1.75%	1.76%	1.74%
Net investment income	4.25%	(d)	3.31%	4.69%	4.45%	3.37%	.57%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.26		$10.30	$ 8.22	$18.85	$15.89	$13.60
Income from investment operations:
Net investment income	.25		.31	.36	.49	.52	.01
Net realized and unrealized gain (loss) on investments	1.51		2.13	1.82	(6.31)	2.90	2.28
Total from investment operations	1.76		2.44	2.18	(5.82)	3.42	2.29
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.48)	(.10)	(.40)	(.46)	-
Distributions from net realized gains	-		-	-	(4.41)	-	-
Total dividends and distributions	(.21)		(.48)	(.10)	(4.81)	(.46)	-
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$13.81		$12.26	$10.30	$ 8.22	$18.85	$15.89
Total Return(a)	14.52%		24.22%	27.03%	(39.89)%	21.76%	16.84%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.9		$4.8	$12.1	$22.3	$80.9	$117.6
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.95%	(d)	2.19%	2.15%	2.16%	2.15%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.95%	(d)	2.20%	2.41%	2.25%	2.26%	2.24%
Net investment income	3.87%	(d)	2.74%	4.29%	3.90%	2.79%	.07%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

Financial Highlights

(Unaudited) continued

Class Q Shares
	January 18, 2011(d) through April 30, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.50
Income from investment operations:
Net investment income	.22
Net realized and unrealized gain on investments	.99
Total from investment operations	1.21
Less Dividends and Distributions:
Dividends from net investment income	(.15)
Distributions from net realized gains	-
Total dividends and distributions	(.15)
Net asset value, end of period	$14.56
Total Return(a)	8.86%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$-	(f)
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	.87%	(e)
Expenses before advisory fee waiver and expense reimbursement	.87%	(e)
Net investment income	5.50%	(e)

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

(f) Net assets at April 30, 2011 were $1,089.

See Notes to Financial Statements.

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Class R Shares
	January 18, 2011(d) through April 30, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.51
Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	1.11
Total from investment operations	1.19
Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	-
Total dividends and distributions	(.14)
Net asset value, end of period	$14.56
Total Return(a)	8.78%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.5
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.45%	(e)
Expenses before advisory fee waiver and expense reimbursement	1.45%	(e)
Net investment income	2.00%	(e)

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	41

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.24		$10.28	$ 8.20	$18.81	$15.86	$13.57
Income from investment operations:
Net investment income	.24		.31	.36	.51	.52	.01
Net realized and unrealized gain (loss) on investments	1.51		2.13	1.82	(6.28)	2.89	2.28
Total from investment operations	1.75		2.44	2.18	(5.77)	3.41	2.29
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.48)	(.10)	(.43)	(.46)	-
Distributions from net realized gains	-		-	-	(4.41)	-	-
Total dividends and distributions	(.21)		(.48)	(.10)	(4.84)	(.46)	-
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$13.78		$12.24	$10.28	$ 8.20	$18.81	$15.86
Total Return(a)	14.47%		24.27%	27.09%	(39.74)%	21.74%	16.88%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.0		$5.1	$8.6	$12.0	$27.8	$29.3
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.95%	(d)	2.19%	2.15%	1.93%	2.15%	2.15%
Expenses before advisory fee waiver and expense reimbursement	1.95%	(d)	2.20%	2.41%	2.02%	2.26%	2.24%
Net investment income	3.80%	(d)	2.74%	4.24%	4.18%	2.87%	.07%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		August 22, 2008(d) through October 31,
	2011(e)		2010(e)	2009(e)	2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.91		$10.87	$ 8.60	$11.89
Income from investment operations:
Net investment income	.32		.47	.27	.13
Net realized and unrealized gain (loss) on investments	1.60		2.22	2.11	(3.42)
Total from investment operations	1.92		2.69	2.38	(3.29)
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.65)	(.11)	-
Distributions from net realized gains	-		-	-	-
Total dividends and distributions	(.27)		(.65)	(.11)	-
Capital Contributions (Note 5)	-		- *	-	-
Net Asset Value, end of period	$14.56		$12.91	$10.87	$ 8.60
Total Return(a)	15.11%		25.45%	28.27%	(27.67)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$387.7		$70.4	$- (c)	$-	(c)
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	.95%	(b)	1.19%	1.15%	1.03%	(b)
Expenses before advisory fee waiver and expense reimbursement	.95%	(b)	1.20%	1.41%	1.03%	(b)
Net investment income	4.66%	(b)	3.90%	2.44%	6.92%	(b)

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Net assets were $724 and $92,360 on October 31, 2008 and October 31, 2009, respectively.

(d) Commencement of offering.

(e) Calculations are based on the average daily number of shares outstanding.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

* Amount is less than $0.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Equity Income Fund
Share Class	A	B	C	L*	M**	Q	R	X***	Z
NASDAQ	SPQAX	JEIBX	AGOCX	AGOAX	AGOBX	PJIQX	PJERX	AXGOX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L865	74441L857	74441L816	74441L790	74441L840	74441L832

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Available for limited exchanges only.

MF203E2    0203242-00001-00

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Mid-Cap Value Fund

Fund Type Mid-cap stock Objective Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Mid-Cap Value Fund

Prudential Mid-Cap Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.66%; Class B, 2.36%; Class C, 2.36%; Class L, 1.86%; Class M, 2.36%; Class Q, 1.10%; Class X, 2.36%; Class Z, 1.36%. Net operating expenses: Class A, 1.61%; Class B, 2.36%; Class C, 2.36%; Class L, 1.86%; Class M, 1.61%; Class Q, 1.10%; Class X, 1.61%; Class Z, 1.36%, after contractual reduction for Class A through 2/29/2012.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	19.46%	19.64%	21.77%	N/A	66.93% (4/12/04)
Class B	19.12	18.82	17.46	N/A	58.47 (4/12/04)
Class C	19.00	18.70	17.31	98.05%	—
Class L	19.40	19.31	20.20	108.09	—
Class M	19.56	19.66	21.08	104.46	—
Class Q	N/A	N/A	N/A	N/A	8.34 (1/18/11)
Class X	19.61	19.71	22.68	107.78	—
Class Z	19.75	20.03	23.59	N/A	35.53 (11/28/05)
Russell Midcap Value Index	18.95	19.84	23.68	134.90	—
Russell Midcap Index	20.67	23.36	28.47	114.99	—
S&P MidCap 400 Index	23.25	25.07	36.02	126.40	—
Lipper Average	19.14	19.25	20.44	115.89	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	14.56%	2.86%	N/A	6.40% (4/12/04)
Class B	15.30	3.13	N/A	6.47 (4/12/04)
Class C	19.26	3.24	7.44%	—
Class L	13.88	2.52	7.33	—
Class M	15.26	3.60	7.77	—
Class Q	N/A	N/A	N/A	N/A (1/18/11)
Class X	15.30	3.76	7.94	—
Class Z	21.63	4.33	N/A	5.39 (11/28/05)
Russell Midcap Value Index	22.26	4.04	9.24	—
Russell Midcap Index	24.27	4.67	8.52	—
S&P MidCap 400 Index	26.95	6.07	9.36	—
Lipper Average	20.74	3.52	8.40	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. In addition, under certain limited circumstances, an exchange may be made from Class Z to Class Q shares of the Fund. Class L, Class M, and Class X shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%. Class Q shares and Class Z shares are not subject to a 12b-1 or CDSC fee. Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened. Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower.

Benchmark Definitions

Russell Midcap Value

The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are 77.77% for Class A and Class B; 7.62% for Class Q; and 35.70% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 8.19% for Class A and Class B; and 5.41% for Class Z. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Mid-Cap Value Fund	3

Your Fund’s Performance (continued)

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are 79.32% for Class A and Class B; 8.54% for Class Q; and 40.66% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 8.24% for Class A and Class B; and 6.02% for Class Z. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Standard & Poor’s MidCap 400 Stock Index

The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed. S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are 85.26% for Class A and Class B; 10.13% for Class Q; and 49.48% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 8.79% for Class A and Class B; and 7.29% for Class Z. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Mid-Cap Value Funds Average

Funds in the Lipper Mid-Cap Value Funds Average (Lipper Average), by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/11 are 64.29% for Class A and Class B; 7.57% for Class Q; and 31.86% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/11 are 6.82% for Class A and Class B; and 4.78% for Class Z. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Russell Midcap Value Index, the Russell Midcap Index, and the S&P MidCap 400 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/11
CenturyLink, Inc., Diversified Telecommunication Services	1.2%
Valero Energy Corp., Oil, Gas & Consumable Fuels	1.2
CIGNA Corp., Healthcare Providers & Services	1.0
El Paso Corp., Oil, Gas & Consumable Fuels	1.0
Humana, Inc., Healthcare Providers & Services	1.0

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Mid-Cap Value Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Mid-Cap Value Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,194.60	1.61%	$8.76
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05

Class B	Actual	$1,000.00	$1,191.20	2.36%	$12.82
	Hypothetical	$1,000.00	$1,013.09	2.36%	$11.78

Class C	Actual	$1,000.00	$1,190.00	2.36%	$12.81
	Hypothetical	$1,000.00	$1,013.09	2.36%	$11.78

Class L	Actual	$1,000.00	$1,194.00	1.86%	$10.12
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class M	Actual	$1,000.00	$1,195.60	1.61%	$8.76
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05

Class Q	Actual**	$1,000.00	$1,083.40	1.10%	$3.23
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class X	Actual	$1,000.00	$1,196.10	1.61%	$8.77
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05

Class Z	Actual	$1,000.00	$1,197.50	1.36%	$7.41
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the

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six-month period ended April 30, 2011, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 103-day period ended April 30, 2011 due to the Class’s inception date of January 18, 2011.

Prudential Mid-Cap Value Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value (Note 2)

LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 98.6%

Aerospace & Defense 2.1%
6,200	Alliant Techsystems, Inc.	$438,030
16,600	ITT Corp.	959,314
14,400	L-3 Communications Holdings, Inc.	1,154,736
31,700	Textron, Inc.(a)	827,370

		3,379,450

Airlines 0.2%
10,400	Delta Air Lines, Inc.*	107,952
12,000	United Continental Holdings, Inc.*(a)	273,840

		381,792

Auto Components 0.9%
9,200	Autoliv, Inc.	737,196
13,600	Federal-Mogul Corp.*	360,400
21,600	Goodyear Tire & Rubber Co. (The)*	392,040

		1,489,636

Beverages 1.2%
19,200	Coca-Cola Enterprises, Inc.	545,472
37,400	Constellation Brands, Inc. (Class A Stock)*	837,386
9,300	Molson Coors Brewing Co. (Class B Stock)(a)	453,375

		1,836,233

Biotechnology 0.6%
12,900	Cephalon, Inc.*	990,720

Capital Markets 1.8%
20,800	Ameriprise Financial, Inc.	1,290,848
16,500	Federated Investors, Inc. (Class B Stock)(a)	425,370
24,400	Janus Capital Group, Inc.	296,948
22,600	Raymond James Financial, Inc.	847,500

		2,860,666

Chemicals 2.2%
17,700	Ashland, Inc.	1,098,816
14,600	Celanese Corp. (Class A Stock)	728,832
3,300	CF Industries Holdings, Inc.	467,115

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
13,100	Cytec Industries, Inc.	$768,708
4,000	PPG Industries, Inc.	378,680

		3,442,151

Commercial Banks 2.6%
13,600	Bank of Hawaii Corp.	663,544
9,200	BOK Financial Corp.	494,776
17,745	Commerce Bancshares, Inc.	755,227
30,700	Fifth Third Bancorp	407,389
11,800	M&T Bank Corp.(a)	1,042,766
44,800	TCF Financial Corp.	698,432

		4,062,134

Commercial Services & Supplies 2.0%
23,400	Avery Dennison Corp.	976,716
27,200	Cintas Corp.	844,560
25,200	Pitney Bowes, Inc.(a)	618,912
39,500	RR Donnelley & Sons Co.	744,970

		3,185,158

Communications Equipment 0.7%
14,100	EchoStar Corp. (Class A Stock)*	522,828
9,700	Harris Corp.	515,361

		1,038,189

Computers & Peripherals 1.6%
5,100	Diebold, Inc.(a)	172,380
21,700	Lexmark International, Inc. (Class A Stock)*	699,825
41,000	Seagate Technology PLC (Ireland)	722,420
25,000	Western Digital Corp.*	995,000

		2,589,625

Construction & Engineering 1.3%
12,600	Chicago Bridge & Iron Co. NV (Netherlands)	510,804
20,400	KBR, Inc.	782,748
16,600	URS Corp.*	742,850

		2,036,402

See Notes to Financial Statements.

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Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Consumer Finance 1.5%
46,700	Discover Financial Services	$1,160,028
73,300	SLM Corp.*	1,216,047

		2,376,075

Containers & Packaging 1.5%
11,300	Ball Corp.	421,603
23,300	Owens-Illinois, Inc.*	691,311
37,900	Sealed Air Corp.(a)	976,683
6,700	Sonoco Products Co.	231,552

		2,321,149

Diversified Consumer Services 1.5%
11,000	Apollo Group, Inc. (Class A Stock)*	440,330
48,800	H&R Block, Inc.(a)	843,752
59,700	Service Corp. International	702,669
4,200	Weight Watchers International, Inc.	326,550

		2,313,301

Diversified Financial Services 1.6%
26,100	Leucadia National Corp.	1,009,026
33,400	NASDAQ OMX Group, Inc. (The)*(a)	905,140
14,300	NYSE Euronext, Inc.	572,715

		2,486,881

Diversified Telecommunication Services 2.2%
46,591	CenturyLink, Inc.	1,899,981
91,600	Frontier Communications Corp.	757,532
67,800	Windstream Corp.(a)	868,518

		3,526,031

Electric Utilities 4.1%
8,000	American Electric Power Co., Inc.	291,840
28,800	Edison International	1,130,976
35,040	FirstEnergy Corp.	1,400,198
11,000	Northeast Utilities	391,600
31,200	NV Energy, Inc.	473,928
22,100	Pepco Holdings, Inc.	425,867
8,800	Pinnacle West Capital Corp.	381,832

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
46,700	PPL Corp.	$1,280,981
13,900	Progress Energy, Inc.	659,555

		6,436,777

Electrical Equipment 0.2%
6,500	Thomas & Betts Corp.*	376,805

Electronic Equipment, Instruments & Components 0.3%
27,200	Vishay Intertechnology, Inc.*	518,976

Energy Equipment & Services 4.0%
15,700	Atwood Oceanics, Inc.*	705,401
10,300	Diamond Offshore Drilling, Inc.	781,461
4,600	Helmerich & Payne, Inc.	305,164
38,000	Nabors Industries Ltd. (Bermuda)*	1,164,320
22,000	Rowan Cos., Inc.*	917,400
7,700	SEACOR Holdings, Inc.	760,991
23,600	Superior Energy Services, Inc.*(a)	906,712
12,900	Tidewater, Inc.(a)	767,679

		6,309,128

Food & Staples Retailing 1.7%
20,800	Kroger Co. (The)	505,648
54,300	Safeway, Inc.(a)	1,320,033
72,600	SUPERVALU, Inc.(a)	817,476

		2,643,157

Food Products 2.9%
47,800	ConAgra Foods, Inc.	1,168,710
20,900	Corn Products International, Inc.	1,151,590
33,700	Dean Foods Co.*	377,103
30,100	Sara Lee Corp.	577,920
20,400	Smithfield Foods, Inc.*	480,624
43,600	Tyson Foods, Inc. (Class A Stock)	867,640

		4,623,587

Gas Utilities 2.5%
23,000	Atmos Energy Corp.	802,470
15,500	Energen Corp.	1,007,655
13,700	ONEOK, Inc.	958,178

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
32,800	Questar Corp.	$576,296
18,500	UGI Corp.	616,050

		3,960,649

Healthcare Equipment & Supplies 1.1%
6,000	Beckman Coulter, Inc.	497,100
17,300	Kinetic Concepts, Inc.*	1,021,219
3,900	Teleflex, Inc.(a)	245,739

		1,764,058

Healthcare Providers & Services 4.7%
14,700	Aetna, Inc.	608,286
35,300	CIGNA Corp.	1,653,099
14,800	Community Health Systems, Inc.*(a)	454,804
32,600	Coventry Health Care, Inc.*	1,052,002
23,200	Health Net, Inc.*	772,560
19,900	Humana, Inc.*	1,514,788
15,100	LifePoint Hospitals, Inc.*	628,311
20,800	Omnicare, Inc.(a)	653,536

		7,337,386

Hotels, Restaurants & Leisure 1.5%
23,200	Brinker International, Inc.	558,888
9,600	Darden Restaurants, Inc.	450,912
4,100	Penn National Gaming, Inc.*	164,041
15,500	Royal Caribbean Cruises Ltd. (Liberia)*(a)	617,210
18,600	Wyndham Worldwide Corp.	643,746

		2,434,797

Household Durables 2.6%
17,100	Fortune Brands, Inc.	1,112,868
22,100	Garmin Ltd. (Switzerland)(a)	756,483
18,900	Jarden Corp.	687,771
43,900	Newell Rubbermaid, Inc.	836,734
7,500	Whirlpool Corp.(a)	646,350

		4,040,206

Household Products 0.6%
11,400	Energizer Holdings, Inc.*(a)	861,042

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders 1.3%
51,800	AES Corp. (The)*	$685,832
16,800	Constellation Energy Group, Inc.	611,856
28,900	NRG Energy, Inc.*(a)	699,380

		1,997,068

Insurance 10.4%
12,700	Allied World Assurance Co. Holdings Ltd. (Switzerland)	825,119
27,000	American Financial Group, Inc.	965,790
11,200	Aon Corp.	584,304
10,000	Arch Capital Group Ltd. (Bermuda)*	1,040,000
20,900	Aspen Insurance Holdings Ltd. (Bermuda)	597,113
21,400	AXIS Capital Holdings Ltd. (Bermuda)	756,704
28,300	Cincinnati Financial Corp.	896,544
14,000	Endurance Specialty Holdings Ltd. (Bermuda)	620,760
9,100	Everest Re Group Ltd. (Bermuda)	829,192
37,800	Fidelity National Financial, Inc. (Class A Stock)	583,632
42,100	Hartford Financial Services Group, Inc. (The)	1,219,637
27,600	HCC Insurance Holdings, Inc.	898,104
35,000	Lincoln National Corp.	1,093,050
13,500	PartnerRe Ltd. (Bermuda)	1,084,860
31,000	Principal Financial Group, Inc.	1,046,250
29,600	Progressive Corp. (The)	649,424
21,800	Protective Life Corp.	586,638
10,900	RenaissanceRe Holdings Ltd. (Bermuda)	766,052
15,900	StanCorp Financial Group, Inc.	685,290
24,100	Unum Group	638,168

		16,366,631

Internet & Catalog Retail 0.2%
11,300	Expedia, Inc.(a)	282,839

IT Services 2.5%
1,500	Alliance Data Systems Corp.*	142,500
22,400	Amdocs Ltd. (Guernsey)*	688,800
10,300	Broadridge Financial Solutions, Inc.	239,372
25,800	Computer Sciences Corp.	1,315,284
9,800	DST Systems, Inc.	483,238
22,400	SAIC, Inc.*	389,760
40,100	Total System Services, Inc.	755,885

		4,014,839

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Machinery 2.1%
8,600	Eaton Corp.	$460,358
16,700	Harsco Corp.	594,520
6,200	Navistar International Corp.*	431,024
16,200	Oshkosh Corp.*	512,892
10,600	SPX Corp.	916,370
12,300	Trinity Industries, Inc.	445,260

		3,360,424

Media 2.7%
52,700	CBS Corp. (Class B Stock)	1,329,094
42,800	DISH Network Corp. (Class A Stock)*	1,071,712
43,600	Gannett Co., Inc.	656,616
17,100	McGraw-Hill Cos., Inc. (The)	692,037
1,300	Washington Post Co. (The) (Class B Stock)(a)	566,670

		4,316,129

Multi-Line Retail 0.6%
38,400	Macy’s, Inc.	918,144

Multi-Utilities 6.8%
5,500	Alliant Energy Corp.	217,470
38,400	Ameren Corp.	1,125,504
47,100	CenterPoint Energy, Inc.	876,060
28,100	CMS Energy Corp.	556,380
12,800	Consolidated Edison, Inc.	667,136
24,400	DTE Energy Co.	1,232,932
28,900	MDU Resources Group, Inc.	690,421
52,900	NiSource, Inc.	1,028,905
17,000	OGE Energy Corp.	903,890
10,700	SCANA Corp.	444,264
19,500	Sempra Energy	1,074,450
11,100	TECO Energy, Inc.	213,897
18,000	Vectren Corp.	514,440
46,200	Xcel Energy, Inc.	1,124,046

		10,669,795

Office Electronics 0.9%
144,300	Xerox Corp.	1,455,987

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 6.9%
78,200	El Paso Corp.	$1,517,862
23,200	Frontline Ltd. (Bermuda)(a)	512,952
5,300	Holly Corp.	306,870
19,500	Murphy Oil Corp.	1,510,860
5,800	Noble Energy, Inc.	558,366
24,700	Plains Exploration & Production Co.*	939,588
28,100	Quicksilver Resources, Inc.*	417,285
30,600	Southern Union Co.	914,940
23,500	Spectra Energy Corp.	682,440
20,900	Sunoco, Inc.	891,594
14,400	Teekay Corp. (Marshall Island)	489,456
9,600	Tesoro Corp.*	260,352
65,600	Valero Energy Corp.(a)	1,856,480

		10,859,045

Paper & Forest Products 1.2%
8,600	Domtar Corp. (Canada)	799,972
32,700	International Paper Co.	1,009,776

		1,809,748

Pharmaceuticals 1.4%
22,400	Endo Pharmaceuticals Holdings, Inc.*	877,184
39,300	Forest Laboratories, Inc.*	1,303,188

		2,180,372

Real Estate Investment Trusts 4.5%
79,900	Annaly Capital Management, Inc.(a)	1,425,416
21,900	Brandywine Realty Trust	278,130
56,100	Duke Realty Corp.	855,525
35,500	Hospitality Properties Trust	857,325
73,549	Host Hotels & Resorts, Inc.	1,308,437
13,300	Mack-Cali Realty Corp.	469,756
58,800	ProLogis	957,852
12,100	SL Green Realty Corp.(a)	998,613

		7,151,054

Real Estate Management & Development 0.8%
41,200	Forest City Enterprises, Inc. (Class A Stock)*(a)	791,452
5,000	Jones Lang LaSalle, Inc.	511,900

		1,303,352

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 2)

COMMON STOCKS (Continued)

Road & Rail 0.4%
12,700	Ryder System, Inc.	$679,450

Semiconductors & Semiconductor Equipment 0.4%
56,000	Micron Technology, Inc.*	632,240

Software 0.4%
26,700	CA, Inc.	656,553

Specialty Retail 1.0%
33,100	GameStop Corp. (Class A Stock)*(a)	850,008
16,200	RadioShack Corp.(a)	256,122
10,400	Signet Jewelers Ltd. (Bermuda)*	455,000

		1,561,130

Thrifts & Mortgage Finance 0.9%
70,200	Hudson City Bancorp, Inc.	669,006
44,200	New York Community Bancorp, Inc.	733,720

		1,402,726

Tobacco 0.5%
8,000	Lorillard, Inc.	852,000

Wireless Telecommunication Services 1.0%
33,900	MetroPCS Communications, Inc.*	570,537
17,300	NII Holdings, Inc.*	719,334
10,300	Telephone & Data Systems, Inc.	345,668

		1,635,539

	TOTAL COMMON STOCKS (cost $123,197,112)	155,727,226

EXCHANGE TRADED FUND 0.6%
18,700	iShares Russell Midcap Value Index Fund (cost $896,802)(a)	921,162

	TOTAL LONG-TERM INVESTMENTS (cost $124,093,914)	156,648,388

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	17

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 2)
SHORT-TERM INVESTMENT 15.3%

AFFILIATED MONEY MARKET MUTUAL FUND
24,106,215	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $24,106,215; includes $22,206,732 of cash collateral for securities on loan)(b)(c)	$24,106,215

	TOTAL INVESTMENTS 114.5% (cost $148,200,129; Note 6)	180,754,603
	Liabilities in excess of other assets (14.5%)	(22,873,520)

	NET ASSETS 100.0%	$157,881,083

The following abbreviations are used in the Portfolio descriptions:

*	Non-income producing security.

NASDAQ—National Association for Securities Dealers Global Markets, U.S.

NYSE—New York Stock Exchange

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,473,966; cash collateral of $22,206,732 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$155,727,226	$—	$—
Exchanged Traded Fund	921,162	—	—
Affiliated Money Market Mutual Fund	24,106,215	—	—

Total	$180,754,603	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (14.1% represents investments purchased with collateral from securities on loan)	15.3%
Insurance	10.4
Oil, Gas & Consumable Fuels	6.9
Multi-Utilities	6.8
Healthcare Providers & Services	4.7
Real Estate Investment Trusts	4.5
Electric Utilities	4.1
Energy Equipment & Services	4.0
Food Products	2.9
Media	2.7
Commercial Banks	2.6
Household Durables	2.6
IT Services	2.5
Gas Utilities	2.5
Diversified Telecommunication Services	2.2
Chemicals	2.2
Aerospace & Defense	2.1
Machinery	2.1
Commercial Services & Supplies	2.0
Capital Markets	1.8
Food & Staples Retailing	1.7
Computers & Peripherals	1.6
Diversified Financial Services	1.6
Hotels, Restaurants & Leisure	1.5
Consumer Finance	1.5
Containers & Packaging	1.5
Diversified Consumer Services	1.5
Pharmaceuticals	1.4
Construction & Engineering	1.3
Independent Power Producers & Energy Traders	1.3
Beverages	1.2

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	19

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Industry (cont’d.)
Paper & Forest Products	1.2%
Healthcare Equipment & Supplies	1.1
Wireless Telecommunication Services	1.0
Specialty Retail	1.0
Auto Components	0.9
Office Electronics	0.9
Thrifts & Mortgage Finance	0.9
Real Estate Management & Development	0.8
Communications Equipment	0.7
Biotechnology	0.6
Exchange Traded Fund	0.6
Multi-Line Retail	0.6
Household Products	0.6
Tobacco	0.5
Road & Rail	0.4
Software	0.4
Semiconductors & Semiconductor Equipment	0.4
Electronic Equipment, Instruments & Components	0.3
Airlines	0.2
Electrical Equipment	0.2
Internet & Catalog Retail	0.2

114.5
Liabilities in excess of other assets	(14.5)

100.0%

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

APRIL 30, 2011	SEMIANNUAL REPORT

Prudential Mid-Cap Value Fund

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $21,473,966:
Unaffiliated Investments (cost $124,093,914)	$156,648,388
Affiliated Investments (cost $24,106,215)	24,106,215
Dividends receivable	123,970
Receivable for Fund shares sold	107,677
Prepaid expenses	883

Total assets	180,987,133

Liabilities
Payable to broker for collateral for securities on loan	22,206,732
Payable for Fund shares redeemed	530,052
Accrued expenses	117,061
Advisory fee payable	114,878
Payable to custodian	59,255
Distribution fee payable	53,843
Affiliated transfer agent fee payable	23,446
Deferred directors’ fee	783

Total liabilities	23,106,050

Net Assets	$157,881,083

Net assets were comprised of:
Common stock, at $.001 par value	$10,419
Paid-in capital in excess of par	138,870,802

138,881,221
Distributions in excess of net investment income	(194,189)
Accumulated net realized loss on investment transactions	(13,360,423)
Net unrealized appreciation on investments	32,554,474

Net assets, April 30, 2011	$157,881,083

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share ($80,629,301 ÷ 5,166,749 shares of common stock issued and outstanding)	$15.61
Maximum sales charge (5.5% of offering price)	.91

Offering price per share	$16.52

Class B:
Net asset value, offering price and redemption price per share ($4,445,819 ÷ 314,453 shares of common stock issued and outstanding)	$14.14

Class C:
Net asset value, offering price and redemption price per share ($33,985,851 ÷ 2,411,173 shares of common stock issued and outstanding)	$14.10

Class L:
Net asset value, offering price and redemption price per share ($13,207,831 ÷ 861,428 shares of common stock issued and outstanding)	$15.33

Class M:
Net asset value, offering price and redemption price per share ($2,429,744 ÷ 170,498 shares of common stock issued and outstanding)	$14.25

Class Q:
Net asset value, offering price and redemption price per share ($14,435,355 ÷ 918,904 shares of common stock issued and outstanding)	$15.71

Class X:
Net asset value, offering price and redemption price per share ($3,080,466 ÷ 214,875 shares of common stock issued and outstanding)	$14.34

Class Z:
Net asset value, offering price and redemption price per share ($5,666,716 ÷ 360,684 shares of common stock issued and outstanding)	$15.71

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	23

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income (net of foreign withholding tax of $338)	$1,569,592
Affiliated income from securities lending, net	29,028
Affiliated dividend income	1,863

Total income	1,600,483

Expenses
Advisory fee	665,694
Distribution fee—Class A	93,312
Distribution fee—Class B	21,035
Distribution fee—Class C	158,802
Distribution fee—Class L	31,158
Distribution fee—Class M	4,065
Distribution fee—Class X	4,399
Transfer agent’s fee and expenses (including affiliated expense of $50,400)	185,000
Registration fees	43,000
Custodian’s fees and expenses	36,000
Reports to shareholders	30,000
Legal fees and expenses	14,000
Audit fees	11,000
Directors’ fees	7,000
Insurance fees	2,000
Loan interest expense (Note 8)	273
Miscellaneous	5,571

Total expenses	1,312,309

Net investment income	288,174

Realized And Unrealized Gain On Investments
Net realized gain on investments	7,962,165
Net change in unrealized appreciation (depreciation) on investments	18,172,935

Net gain on investments	26,135,100

Net Increase In Net Assets Resulting From Operations	$26,423,274

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$288,174	$704,261
Net realized gain on investment transactions	7,962,165	2,239,324
Net change in unrealized appreciation (depreciation) on investments	18,172,935	28,203,715

Net increase in net assets resulting from operations	26,423,274	31,147,300

Dividends (Note 2)
Dividends from net investment income
Class A	(326,017)	(504,714)
Class B	—	(11,609)
Class C	—	(76,553)
Class L	(28,452)	(69,526)
Class M	(18,606)	(80,304)
Class X	(18,794)	(46,515)
Class Z	(116,800)	(166,991)

Total dividends	(508,669)	(956,212)

Fund share transactions (Note 5)
Net proceeds from shares sold	6,000,116	10,102,227
Net asset value of shares issued in reinvestment of dividends	489,215	919,643
Cost of shares redeemed	(18,897,598)	(33,817,992)

Decrease in net assets from fund share transactions	(12,408,267)	(22,796,122)

Capital Contributions
Class M (Note 3)	407	4,414
Class X (Note 3)	355	2,295
Proceeds from regulatory settlement (Note 5)	—	9,456

	762	16,165

Total increase in net assets	13,507,100	7,411,131

Net Assets
Beginning of period	144,373,983	136,962,852

End of period(a)	$157,881,083	$144,373,983

(a) Includes undistributed net investment income of:	$—	$26,306

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	25

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2011, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Mid-Cap Value Fund (the “Fund”). The investment objective of the Fund is capital growth by investing primarily in common stocks of medium capitalization companies.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable

26	Visit our website at www.prudentialfunds.com

market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the

Prudential Mid-Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The advisory fee paid to PI is computed daily and payable monthly at an annual rate of 0.90% of the average daily net assets of the Fund up to $500 million, 0.85% of the next $500 million and 0.80% of the average daily net assets in excess of $1 billion. The effective management fee rate was 0.90% for the six months ended April 30, 2011.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”) both affiliates of the Manager and an indirect, wholly owned subsidiary of Prudential, serve as the distributors of the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, L, M, Q, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD distribution and service fees at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. Through February 29, 2012, PIMS has contractually agreed to limit such fees to 0.25% of the average daily net assets of Class A shares.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred

Prudential Mid-Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class M and Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected in the Financial Highlights for Class M for the years ended October 31, 2008 and 2007 and for Class X for the years ended October 31, 2008, 2007, and 2006.

During the six months ended April 30, 2011, PIMS has advised the Fund, front-end sales charges (“FESC”) and contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class X CDSC
$23,259	$249	$4,455	$173	$29

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2011, PIM has been compensated approximately $8,700 for these services.

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5. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. In addition, under certain limited circumstances, an exchange may be made from Class Z to Class Q shares of the Fund. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Prudential Investments Funds. Class X shares are closed to new purchases. The authorized capital stock of the Company is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 200 million authorized shares have been allocated to the Fund and divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class X and Class Z capital stock. Class A, Class C, Class Q and Class Z shares each consist of 40 million authorized shares. Class B, Class L, Class M and Class X shares each consist of 10 million authorized shares. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

For the year ended October 31, 2010, the Fund received $9,456 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or the calculation of the payment.

Prudential Mid-Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of capital stock, during the six months ended April 30, 2011, were as follows:

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	199,496	$2,882,775
Shares issued in reinvestment of dividends and distributions	23,751	312,088
Shares reacquired	(905,041)	(12,641,962)

Net increase (decrease) in shares outstanding before conversion	(681,794)	(9,447,099)
Shares issued upon conversion from Class B, Class M and Class X	235,833	3,379,199
Shares reacquired upon conversion into Class Z	(1,380)	(18,823)

Net increase (decrease) in shares outstanding	(447,341)	$(6,086,723)

Year ended October 31, 2010:
Shares sold	404,212	$4,908,947
Shares issued in reinvestment of dividends and distributions	43,339	485,837
Shares reacquired	(1,318,165)	(15,943,513)

Net increase (decrease) in shares outstanding before conversion	(870,614)	(10,548,729)
Shares issued upon conversion from Class B, Class M and Class X	623,214	7,543,399

Net increase (decrease) in shares outstanding	(247,400)	$(3,005,330)

Class B
Six months ended April 30, 2011:
Shares sold	38,796	$511,950
Shares reacquired	(37,019)	(480,561)

Net increase (decrease) in shares outstanding before conversion	1,777	31,389
Shares reacquired upon conversion into Class A	(31,994)	(414,650)

Net increase (decrease) in shares outstanding	(30,217)	$(383,261)

Year ended October 31, 2010:
Shares sold	49,822	$546,299
Shares issued in reinvestment of dividends and distributions	1,074	10,968
Shares reacquired	(122,162)	(1,333,469)

Net increase (decrease) in shares outstanding before conversion	(71,266)	(776,202)
Shares reacquired upon conversion into Class A	(22,381)	(242,722)

Net increase (decrease) in shares outstanding	(93,647)	$(1,018,924)

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Class C	Shares	Amount
Six months ended April 30, 2011:
Shares sold	63,200	$814,170
Shares reacquired	(176,953)	(2,282,721)

Net increase (decrease) in shares outstanding before conversion	(113,753)	(1,468,551)
Shares reacquired upon conversion into Class Z	(1,299)	(16,052)

Net increase (decrease) in shares outstanding	(115,052)	$(1,484,603)

Year ended October 31, 2010:
Shares sold	129,215	$1,424,846
Shares issued in reinvestment of dividends and distributions	7,083	72,109
Shares reacquired	(493,020)	(5,371,179)

Net increase (decrease) in shares outstanding	(356,722)	$(3,874,224)

Class L
Six months ended April 30, 2011:
Shares sold	1,448	$19,636
Shares issued in reinvestment of dividends and distributions	2,025	26,190
Shares reacquired	(63,510)	(893,753)

Net increase (decrease) in shares outstanding	(60,037)	$(847,927)

Year ended October 31, 2010:
Shares sold	6,206	$71,673
Shares issued in reinvestment of dividends and distributions	5,802	63,992
Shares reacquired	(191,124)	(2,253,688)

Net increase (decrease) in shares outstanding	(179,116)	$(2,118,023)

Class M
Six months ended April 30, 2011:
Shares sold	1,863	$23,512
Shares issued in reinvestment of dividends and distributions	1,448	17,371
Shares reacquired	(28,783)	(377,186)

Net increase (decrease) in shares outstanding before conversion	(25,472)	(336,303)
Shares reacquired upon conversion into Class A	(136,749)	(1,797,045)

Net increase (decrease) in shares outstanding	(162,221)	$(2,133,348)

Year ended October 31, 2010:
Shares sold	3,554	$39,700
Shares issued in reinvestment of dividends and distributions	7,294	74,621
Shares reacquired	(124,930)	(1,349,836)

Net increase (decrease) in shares outstanding before conversion	(114,082)	(1,235,515)
Shares reacquired upon conversion into Class A	(528,769)	(5,869,335)

Net increase (decrease) in shares outstanding	(642,851)	$(7,104,850)

Prudential Mid-Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Period January 18, 2011* through April 30, 2011:
Shares sold	5,147	$76,008
Shares reacquired	(46,675)	(700,000)

Net increase (decrease) in shares outstanding before conversion	(41,528)	(623,992)
Shares issued upon conversion from Class Z	960,432	13,926,271

Net increase (decrease) in shares outstanding	918,904	$13,302,279

Class X
Six months ended April 30, 2011:
Shares sold	595	$8,060
Shares issued in reinvestment of dividends and distributions	1,551	18,723
Shares reacquired	(35,073)	(459,849)

Net increase (decrease) in shares outstanding before conversion	(32,927)	(433,066)
Shares reacquired upon conversion into Class A	(89,136)	(1,167,504)

Net increase (decrease) in shares outstanding	(122,063)	$(1,600,570)

Year ended October 31, 2010:
Shares sold	4,857	$53,770
Shares issued in reinvestment of dividends and distributions	4,484	46,190
Shares reacquired	(86,694)	(958,612)

Net increase (decrease) in shares outstanding before conversion	(77,353)	(858,652)
Shares reacquired upon conversion into Class A	(130,518)	(1,431,342)

Net increase (decrease) in shares outstanding	(207,871)	$(2,289,994)

Class Z
Six months ended April 30, 2011:
Shares sold	110,875	$1,664,005
Shares issued in reinvestment of dividends and distributions	8,694	114,843
Shares reacquired	(75,182)	(1,061,566)

Net increase (decrease) in shares outstanding before conversion	44,387	717,282
Shares reacquired upon conversion into Class Q	(960,432)	(13,926,271)
Shares issued upon conversion from Class A and Class C	2,544	34,875

Net increase (decrease) in shares outstanding	(913,501)	$(13,174,114)

Year ended October 31, 2010:
Shares sold	258,483	$3,056,992
Shares issued in reinvestment of dividends and distributions	14,736	165,926
Shares reacquired	(510,895)	(6,607,695)

Net increase (decrease) in shares outstanding	(237,676)	$(3,384,777)

*	Commencement of offering.

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6. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2010 of approximately $20,966,000 which expires in 2017. The Fund utilized capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended October 31, 2010 of approximately $1,999,000. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$148,556,577	$35,617,208	$(3,419,182)	$32,198,026

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short term obligations, during the six months ended April 30, 2011, were $22,829,844 and $34,220,488, respectively.

Prudential Mid-Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund utilized the SCA during the period ended April 30, 2011. The average daily balance for the 3 days the Fund had loans outstanding during the period was approximately $2,246,000, borrowed at a weighted average interest rate of 1.46%.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair

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value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Mid-Cap Value Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$13.12		$10.65	$9.07	$18.38	$18.26	$20.12
Income (loss) from investment operations:
Net investment income	.04		.08	.09	.15	.06	.02
Net realized and unrealized gain (loss) on investments	2.51		2.48	1.68	(5.65)	1.68	2.10
Total from investment operations	2.55		2.56	1.77	(5.50)	1.74	2.12
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)	(.19)	(.06)	-	-
Distributions from net realized gains	-		-	-	(3.75)	(1.62)	(3.98)
Total dividends and distributions	(.06)		(.09)	(.19)	(3.81)	(1.62)	(3.98)
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$15.61		$13.12	$10.65	$9.07	$18.38	$18.26
Total Return(a)	19.54%		24.14%	20.16%	(36.25)%	9.78%	12.24%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$80.6		$73.6	$62.4	$36.1	$54.8	$45.2
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.61%	(d)	1.61%	1.72%	1.53%	1.48%	1.46%
Expenses before advisory fee waiver and expense reimbursement	1.61%	(d)	1.61%	1.72%	1.53%	1.48%	1.46%
Net investment income	.54%	(d)	.65%	.97%	1.18%	.34%	.13%
For Class A, B, C, L, M, Q, X and Z shares:
Portfolio turnover rate	15%	(e)	26%	38%	37%	78%	80%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

* Less than $0.005.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.87		$9.66	$8.22	$17.07	$17.19	$19.28
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.01)	.06	.05	(.07)	(.11)
Net realized and unrealized gain (loss) on investments	2.28		2.25	1.49	(5.15)	1.57	2.00
Total from investment operations	2.27		2.24	1.55	(5.10)	1.50	1.89
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	(.11)	-	-	-
Distributions from net realized gains	-		-	-	(3.75)	(1.62)	(3.98)
Total dividends and distributions	-		(.03)	(.11)	(3.75)	(1.62)	(3.98)
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$14.14		$11.87	$9.66	$8.22	$17.07	$17.19
Total Return(a)	19.12%		23.20%	19.29%	(36.69)%	8.99%	11.36%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.4		$4.1	$4.2	$17.0	$40.6	$47.7
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.36%	(d)	2.36%	2.47%	2.28%	2.23%	2.21%
Expenses before advisory fee waiver and expense reimbursement	2.36%	(d)	2.36%	2.47%	2.28%	2.23%	2.21%
Net investment income (loss)	(.19)%	(d)	(.08)%	.84%	.43%	(.42)%	(.67)%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Less than $0.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.84		$9.63	$8.20	$17.05	$17.17	$19.25
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.01)	.03	.05	(.07)	(.10)
Net realized and unrealized gain (loss) on investments	2.27		2.25	1.51	(5.15)	1.57	2.00
Total from investment operations	2.26		2.24	1.54	(5.10)	1.50	1.90
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	(.11)	-	-	-
Distributions from net realized gains	-		-	-	(3.75)	(1.62)	(3.98)
Total dividends and distributions	-		(.03)	(.11)	(3.75)	(1.62)	(3.98)
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$14.10		$11.84	$9.63	$8.20	$17.05	$17.17
Total Return(a)	19.09%		23.27%	19.21%	(36.74)%	9.00%	11.45%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34.0		$29.9	$27.8	$28.8	$67.3	$80.2
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	2.36%	(d)	2.36%	2.47%	2.28%	2.23%	2.21%
Expenses before advisory fee waiver and expense reimbursement	2.36%	(d)	2.36%	2.47%	2.28%	2.23%	2.21%
Net Investment income (loss)	(.21)%	(d)	(.09)%	.43%	.42%	(.42)%	(.58)%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Less than $0.005.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.87		$10.46	$8.91	$18.12	$18.07	$19.98
Income (loss) from investment operations:
Net investment income (loss)	.02		.05	.08	.12	.01	- *
Net realized and unrealized gain (loss) on investments	2.47		2.42	1.63	(5.56)	1.66	2.07
Total from investment operations	2.49		2.47	1.71	(5.44)	1.67	2.07
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.06)	(.16)	(.02)	-	-
Distributions from net realized gains	-		-	-	(3.75)	(1.62)	(3.98)
Total dividends and distributions	(.03)		(.06)	(.16)	(3.77)	(1.62)	(3.98)
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$15.33		$12.87	$10.46	$8.91	$18.12	$18.07
Total Return(a)	19.40%		23.75%	19.75%	(36.41)%	9.54%	11.99%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13.2		$11.9	$11.5	$12.5	$29.1	$38.3
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.86%	(d)	1.86%	1.97%	1.78%	1.73%	1.71%
Expenses before advisory fee waiver and expense reimbursement	1.86%	(d)	1.86%	1.97%	1.78%	1.73%	1.71%
Net investment income (loss)	.30%	(d)	.41%	.94%	.93%	.08%	(.01)%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

* Less than $0.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	41

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007(e)	2006
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.98		$9.73	$8.27	$17.06	$17.16	$19.25
Income (loss) from investment operations:
Net investment income (loss)	.04		.08	.11	.14	.02	(.09)
Net realized and unrealized gain (loss) on investments	2.29		2.25	1.50	(5.10)	1.60	1.98
Total from investment operations	2.33		2.33	1.61	(4.96)	1.62	1.89
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)	(.18)	-	-	-
Distributions from net realized gains	-		-	-	(3.84)	(1.74)	(3.98)
Total dividends and distributions	(.06)		(.09)	(.18)	(3.84)	(1.74)	(3.98)
Capital Contributions (Note 3 and 5)	-	*	.01	.03	.01	.02	-
Net asset value, end of period	$14.25		$11.98	$9.73	$8.27	$17.06	$17.16
Total Return(a)	19.56%		24.19%	20.42%	(35.54)%	9.92% (c)	11.38%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.4		$4.0	$9.5	$20.3	$69.7	$107.8
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.61%	(f)	1.61%	1.72%	1.67%	1.69%	2.21%
Expenses before advisory fee waiver and expense reimbursement	1.61%	(f)	1.61%	1.72%	1.67%	1.69%	2.21%
Net investment income (loss)	.64%	(f)	.74%	1.39%	1.17%	.11%	(.51)%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Total return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits. If the manager had not adjusted the Fund, the total return would have been 8.95% for the year ended October 31, 2007.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. If the manager had not adjusted the Fund, the per share operating performance would reflect a net investment loss, net realized and unrealized gain on investments and distributions from net unrealized gains of $(.07), $1.56 and $(1.62), respectively. Furthermore, the annual expenses (both after and before fee waiver and expense reimbursement) and net investment income ratios would have been 2.23%, 2.23% and (.43)%, respectively and the ending net asset value would be $17.03 for the year ended October 31, 2007.

(f) Annualized.

* Less than $0.005.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class Q Shares
	January 18, 2011(d) through April 30, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.50
Income from investment operations:
Net investment income	.03
Net realized and unrealized gain on investments	1.18
Total from investment operations	1.21
Net asset value, end of period	$15.71
Total Return(a)	8.34%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.4
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.10%	(e)
Expenses before advisory fee waiver and expense reimbursement	1.10%	(e)
Net investment income	.63%	(e)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	43

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007(c)	2006(c)
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.05		$9.79	$8.37	$17.29	$17.23	$19.19
Income (loss) from investment operations:
Net investment income	.04		.08	.10	.15	.10	.05
Net realized and unrealized gain (loss) on investments	2.31		2.26	1.52	(5.21)	1.58	1.97
Total from investment operations	2.35		2.34	1.62	(5.06)	1.68	2.02
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)	(.21)	(.11)	-	-
Distributions from net realized gains	-		-	-	(3.75)	(1.62)	(3.98)
Total dividends and distributions	(.06)		(.09)	(.21)	(3.86)	(1.62)	(3.98)
Capital Contributions (Note 3 and 5)	-	*	.01	.01	- *	- *	- *
Net asset value, end of period	$14.34		$12.05	$9.79	$8.37	$17.29	$17.23
Total Return(a)	19.61%		24.15%	20.15%	(36.07)%	10.04%	12.33%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.1		$4.1	$5.3	$6.9	$15.7	$19.7
Ratios to average net assets(d):
Expenses after advisory fee waiver and expense reimbursement	1.61%	(e)	1.61%	1.72%	1.48%	1.23%	1.38%
Expenses before advisory fee waiver and expense reimbursement	1.61%	(e)	1.61%	1.72%	1.48%	1.23%	1.38%
Net investment income	.61%	(e)	.69%	1.24%	1.23%	.58%	.32%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. Total Return has not been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

* Less than $0.005.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				November 28, 2005(d) through October 31,
	2010		2010	2009	2008	2007	2006
Per Share Operating Performance(e):
Net Asset Value, Beginning Of Period	$13.21		$10.72	$9.14	$18.50	$18.30	$17.08
Income (loss) from investment operations:
Net investment income	.08		.11	.11	.18	.11	.05
Net realized and unrealized gain (loss) on investments	2.51		2.49	1.69	(5.68)	1.71	1.17
Total from investment operations	2.59		2.60	1.80	(5.50)	1.82	1.22
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.11)	(.22)	(.11)	-	-
Distributions from net realized gains	-		-	-	(3.75)	(1.62)	-
Total dividends and distributions	(.09)		(.11)	(.22)	(3.86)	(1.62)	-
Capital Contributions (Note 5)	-		- *	-	-	-	-
Net asset value, end of period	$15.71		$13.21	$10.72	$9.14	$18.50	$18.30
Total Return(a)	19.75%		24.43%	20.41%	(36.08)%	10.24%	7.14%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.7		$16.8	$16.2	$8.2	$13.8	$12.4
Ratios to average net assets(c):
Expenses after advisory fee waiver and expense reimbursement	1.36%	(b)	1.36%	1.47%	1.28%	1.23%	1.21%	(b)
Expenses before advisory fee waiver and expense reimbursement	1.36%	(b)	1.36%	1.47%	1.28%	1.23%	1.21%	(b)
Net investment income	1.13%	(b)	.90%	1.18%	1.43%	.58%	.32%	(b)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total return for periods of less than a full year are not annualized.

(b) Annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of offering.

(e) Calculated based on average shares outstanding during the period.

* Less than $0.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Mid-Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Mid-Cap Value Fund
Share Class	A	B	C	L*	M**	Q	X**	Z
NASDAQ	SPRAX	SVUBX	NCBVX	NABVX	NBBVX	PMVQX	NBVZX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L402	74441L501	74441L824	74441L600	74441L709

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

MF202E2    0203256-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	June 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2011